SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued research and development	$ 1,332,713	$ 388,997
Share subscription facility commitment fees	400,000	800,000
Professional fees	421,530	138,086
Other accrued liabilities	72,251	67,939
Accrued scientific advisory board fees		60,032
Consultant fees		1,342,479
Bonus Accrual		610,000
Total accrued expenses and other liabilities	$ 2,226,494	$ 3,407,533